Stockholders' Equity - June 2024 Registered Direct Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 21, 2024	Jun. 19, 2024	Jun. 18, 2024	Oct. 26, 2023	Sep. 30, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Exercise price of warrant					$ 0.29		$ 1.34	$ 22.8	$ 120.3
Prefunded Warrants
Stockholders' Equity
Warrants issued				1,668,236	3,105,000	15,717,638	1,668,236
June 2024 Registered Direct Offering
Stockholders' Equity
Issuance of common shares (in shares)		3,025,000
Price per common stock		$ 0.41
Proceeds for general corporate purposes and working capital requirements	$ 2.1
June 2024 Registered Direct Offering | Prefunded Warrants
Stockholders' Equity
Warrants issued		3,105,000
Price per warrant		$ 0.4099
Amount per share to be reduced from offering price		0.0001
Exercise price of warrant		$ 0.0001
Private Placement
Stockholders' Equity
Warrants issued				2,588,236
Price per warrant				$ 0.125
Exercise price of warrant				$ 1.58
Number of common stock, each warrant get converted				1
Warrants expiration term				5 years 6 months
Private Placement | Private Placement Warrants
Stockholders' Equity
Warrants issued		6,130,000
Price per warrant		$ 0.41
Exercise price of warrant		$ 0.41
Number of common stock, each warrant get converted		1
Warrants expiration term		5 years
Private Placement | Wainwright Warrants
Stockholders' Equity
Warrants issued			367,800
Purchase Price of Common Stock, Percentage			125.00%
Exercise price of warrant			$ 0.5125
Warrants expiration term			5 years